Income tax - Reconciliations between statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliations of differences between statutory income tax rate and effective income tax rate
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
R&D super deduction (as a percent)	(0.18%)	(0.25%)	(0.35%)
Non-deductible expenses (as a percent)	0.72%	2.44%	9.12%
Expired tax loss (as a percent)			0.78%
Wavier of tax liabilities due to liquidation (as a percent)			(0.87%)
Non-taxable income (as a percent)	(0.09%)	(3.20%)
Different tax rate of group entities operating in other jurisdiction (as a percent)	0.58%
True up (as a percent)	(0.08%)
Others (as a percent)		(0.02%)	(0.10%)
Effective income tax rate (as a percent)	25.95%	23.97%	33.58%